3. SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).

Reclassification	Reclassification Certain amounts related to the prior year financial presentation have been reclassified to conform with the presentation as of December 31, 2019.
Managements Estimates and Assumptions

Management’s Estimates and Assumptions

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date, and revenues and expenses for the period then ended. Actual results could differ significantly from those estimates.

Oil and Gas Property Payments and Exploration Costs

Oil and Gas Property Payments and Exploration Costs

The Company follows the full cost method of accounting for natural gas and oil operations. Under the full cost method, all costs incurred in the acquisition, exploration and development of natural gas and oil interests are initially capitalized into cost centers on a country-by-country basis. The Company’s current cost center is located in Canada. Such costs include land acquisition costs, geological and geophysical expenditures, carrying charges on non-producing properties, costs of drilling and overhead charges directly related to acquisition, exploration and development activities.

Under full cost accounting rules, capitalized costs, less accumulated amortization and related deferred income taxes, shall not exceed an amount (the ceiling) equal to the sum of: (i) the after tax present value of estimated future net revenues computed by applying current prices of oil and gas reserves to estimated future production of proved oil and gas reserves as of the date of the latest balance sheet presented, less estimated future expenditures (based on currents costs) to be incurred in developing and producing any proved reserves computed using a discount factor of ten percent and assuming continuation of existing economic conditions; (ii) the cost of properties not being amortized; and (iii) the lower of cost or estimated fair value of unproved properties included in the costs being amortized. If unamortized costs capitalized within a cost center, less related deferred income taxes, exceed the ceiling, the excess shall be charged to expense and separately disclosed during the period in which the excess occurs. Amounts thus required to be written off shall not be reinstated for any subsequent increase in the cost center ceiling.

On an annual basis, management evaluates the carrying value of the Company’s leases and associated assets and assesses them for impairment, considering historical experience and other data such as primary lease terms of the properties, average holding period of unproved properties, geographic and geologic data, and also the commodity price forecast. As of December 31, 2019, 2018, and 2017, the Company determined to fully impair certain assets primarily relating to unproved leases and legacy wells for a total impairment of $180,481, $137,329, and $164,566, respectively.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity of 90 days or less to be cash equivalents. The Company maintains cash and cash equivalent balances with financial institutions that may exceed federally insured limits. There were no cash equivalent balances for the years ended December 31, 2019 or 2018.

GST Receivables

GST Receivables

Goods and Services Tax (GST) receivables are presented net of an allowance for doubtful accounts. Receivables consist of goods and services input tax credits. The allowance for doubtful accounts on GST receivables was $nil at December 31, 2019 and 2018.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

In accordance with ASC 360, Property, Plant and Equipment, long lived assets such as equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount of fair value less costs to sell and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

Intangible Assets

Intangible Assets

The Company has acquired an exclusive right to patented and proprietary technologies, which is recorded as an intangible asset on the balance sheet (see Note 4). Once the Company commences the use of these technologies, the intangible asset will be amortized on a straight-line basis over the remaining life of the underlying patent. The Company evaluates the recoverability of the intangible asset whenever events or changes in circumstances indicate that the intangible asset’s carrying amount may not be recoverable. During the year ended December 31, 2019, the Company did not record an impairment loss.

Asset Retirement Obligations

Asset Retirement Obligations

In accordance with ASC 410, Asset Retirement and Environmental Obligations, the fair value of an asset retirement cost, and corresponding liability, should be recorded as part of the cost of the related long-lived asset and subsequently allocated to expense using a systematic and rational method. The Company has recorded an asset retirement obligation at December 31, 2019 and 2018 (Note 7) to reflect its legal obligations related to future abandonment of its oil and gas interests using estimated expected cash flow associated with the obligation and discounting the amount using a credit-adjusted, risk-free interest rate. At least annually, the Company will reassess the obligation to determine whether a change in any estimated obligation is necessary. The Company will evaluate whether there are indicators that suggest the estimated cash flows underlying the obligation have materially changed. Should those indicators suggest the estimated obligation has materially changed the Company will accordingly update its assessment. The liability accretes until the Company settles the obligation.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes whereby deferred tax assets and liabilities are recognized for the future tax consequences of differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. If it is determined that the realization of the future tax benefit is not more likely than not, the Company establishes a valuation allowance.

Foreign Exchange Translation

Foreign Exchange Translation

The Company's functional currency is the Canadian dollar but reports its financial statements in US dollars. The Company translates its Canadian dollar balances to US dollars in the following manner: Assets and liabilities have been translated using the rate of exchange at the balance sheet date. Equity transactions and results of operations have been translated at historical rates. Translation gains or losses resulting from the changes in the exchange rates are accumulated as other comprehensive income or loss in a separate component of stockholders' equity.

All amounts included in the accompanying financial statements and footnotes are stated in U.S. dollars.

Derivative Financial Instruments

Derivative Financial Instruments

The Company reviews the terms of its equity instruments and other financing arrangements to determine whether there are embedded derivative instruments that are required to be accounted for separately as a derivative financial instrument. Also, in connection with the issuance of financing instruments, the Company has issued freestanding warrants that are accounted for as derivative instrument liabilities because they are exercisable in a currency other than the functional currency of the Company and thus do not meet the “fixed-for-fixed” criteria of ASC 815-40-15. The warrants are exercisable in United States dollars and the Company’s functional currency is the Canadian dollar.

Derivative financial instruments are initially measured at their fair value. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as charges or credits to income. For option and warrant-based derivative financial instruments, the Company uses the Black-Scholes option pricing model to value the derivative instruments.

Any exercise or cancellation of an equity instrument which meets the classification of a derivative financial instrument is trued-up to fair value at that date and the fair value of the exercised instrument is then reclassified from liability to additional paid in capital.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period. If reclassification is required, the fair value of the derivative instrument, as of the determination date, is reclassified. Any previous charges or credits to income for changes in the fair value of the derivative instrument are not reversed. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Stock Based Compensation

Stock Based Compensation

In accordance with ASC 718, “Compensation – Stock Compensation” (ASC 718”), which was adopted as of January 1, 2019, the Company measures all employee stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its financial statements over the requisite service period. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards on the date of grant. The Black-Scholes pricing model requires management to make assumptions regarding option lives, expected volatility, and risk-free interest rates.

The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model. For non-employees, the expected term of the options approximates the full term of the options. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. In addition, accounting standard requires companies to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on its best estimate, management applied the estimated forfeiture rate of nil in determining the expense recorded in the accompanying Statements of Operations and Comprehensive Income (Loss).

Expected volatilities are calculated using the historical volatility of the Company’s stock. When applicable, the Company will use historical data to estimate option exercise, forfeiture and employees’ termination within the valuation model. For non-employees, the expected term of the options approximates the full term of the options.

Earnings (Loss) Per Share of Common Stock

Earnings (Loss) Per Share of Common Stock

Basic earnings (loss) per share of common stock is computed by dividing net income (loss) available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted earnings per share of common stock reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. Dilutive potential common shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all warrants and options are used to repurchase common stock at market value. The number of shares remaining after the proceeds are exhausted represents the potentially dilutive effect of the securities. For the year ended December 31, 2019, all of the outstanding 447,000 options and outstanding 2,831,338 warrants had an exercise price above the average stock price for year-end period. Accordingly, all of the potentially dilutive shares were considered anti-dilutive. For the year ended December 31, 2018, all of the outstanding 447,000 options and outstanding 3,131,556 warrants had an exercise price above the average stock price for year-end period. Accordingly, all of the potentially dilutive shares were considered anti-dilutive.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The book values of GST receivables, notes receivable, accounts payable and accrued expenses approximate their respective fair values due to the short-term nature of these instruments. The fair value hierarchy under GAAP distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level one - Quoted market prices in active markets for identical assets or liabilities;
•	Level two - Inputs other than level one inputs that are either directly or indirectly observable; and
•	Level three - Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. Hierarchy disclosures are evaluated at each balance sheet date. Liabilities measured at fair value are summarized as follows as of:

	Fair Value Measurement at		Fair Value Measurement at
	December 31, 2019		December 31, 2018
	Using		Using
	Level 3	Total	Level 3	Total

Derivative liabilities	$48,055	$48,055	$54,626	$54,626
Asset Retirement Obligation (see Note 7)	180,535	180,535	158,783	158,783

The Company measures and reports the fair value liability for warrants with a strike price currency different than the functional currency of the Company on a recurring basis. The fair value liabilities for warrants have been recorded as determined utilizing the Black-Scholes option pricing model. A slight change in an unobservable input like historical volatility could have a significant impact on the fair value measurement of the derivative liabilities. See Note 5 “Derivative Liabilities” for further discussion of the inputs used in determining the fair value.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. The Company's items of other comprehensive income (loss) are foreign currency translation adjustments.

Related Party Transactions

Related Party Transactions

A related party is generally defined as (i) any person who holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) an entity or person who directly or indirectly controls, is controlled by or is under common control and/or management with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

New Accounting Pronouncements

New Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect.  These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.